Fair Value Measurements (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Liabilities:
Total payment obligation related to acquisition	$ 1,030
Fair value measurement [Member]
Assets:
Available-for-sale marketable securities	38,214	33,679
Foreign currency derivative contracts	86
Total financial assets	38,300
Liabilities:
Total payment obligation related to acquisition	2,327
Foreign currency derivative contracts		30
Total liabilities	2,327	30
Level 1 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Total payment obligation related to acquisition
Foreign currency derivative contracts
Total liabilities
Level 2 [Member]
Assets:
Available-for-sale marketable securities	38,214	33,679
Foreign currency derivative contracts	86
Total financial assets	38,300
Liabilities:
Total payment obligation related to acquisition
Foreign currency derivative contracts		30
Total liabilities		30
Level 3 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Total payment obligation related to acquisition	2,327
Foreign currency derivative contracts
Total liabilities	$ 2,327